                              [IVY FUNDS LOGO]

                      Ivy Cundill Global Value Fund
                       Ivy Developing Markets Fund
                     Ivy European Opportunities Fund
                             Ivy Global Fund
                    Ivy Global Natural Resources Fund
                  Ivy Global Science & Technology Fund
                         Ivy International Fund
                 Ivy International Small Companies Fund
                      Ivy International Value Fund
                     Ivy Pacific Opportunities Fund
                             Ivy Growth Fund
                          Ivy US Blue Chip Fund
                       Ivy US Emerging Growth Fund
                              Ivy Bond Fund
                          Ivy Money Market Fund

                Each, a series of Ivy Fund (the "Funds")

  Supplement Dated December 23, 2002 To Prospectus Dated April 30, 2002
          (as supplemented on May 16, 2002 and August 29, 2002)

On December 16, 2002, Waddell & Reed Financial, Inc. ("Waddell & Reed"),  a
U.S. mutual fund  firm, completed its  acquisition of the entire  operation of Mackenzie  Investment  Management  Inc. Ivy  Management,  Inc.  ("IMI"),
which provides  business management services  to the  Funds and  investment advisory services  to all  Funds other  than Ivy  Global Natural  Resources
Fund, and  Ivy Mackenzie Distributors,  Inc., the  Funds' distributor,  are now indirect subsidiaries of Waddell & Reed.

Under the Investment  Company Act  of 1940, the  transaction resulted in  a change of control of IMI, and, therefore, constituted an assignment of  the
Funds' business  management  and,  for  all  Funds other  than  Ivy  Global
Natural  Resources  Fund,  investment  advisory  agreements  and,  for  Ivy
Cundill  Global  Value  Fund,  Ivy  European  Opportunities  Fund  and  Ivy
International Small Companies Fund, subadvisory agreements, which  resulted in a termination of those  agreements. At meetings of shareholders held  on
December  10,  2002,  shareholders  of  the  Funds  approved  new  business
management  and,  if   applicable,  investment   advisory  agreements   and
subadvisory agreements. The  new agreements are substantially identical  in all respects to the agreements in effect prior to December 16, 2002  except for the dates of execution and termination and other non-material  changes, with the exception of the new agreements between IMI, Henderson Global
Investors (North America) Inc. ("HGINA") and Henderson Investment Management
Ltd. ("Henderson") with respect to Ivy European Opportunities Fund and Ivy
International Small Companies Fund (the "New Henderson Agreements").  Under
the New Henderson Agreements, HGINA will act as subadviser to IMI for these two Funds.  Henderson, the two Funds' former subadviser, continues as a subadviser, but pursuant to a subadvisory agreement with HGINA instead of with IMI.  The New Henderson Agreements also increased the subadvisory fee rates that IMI pays to HGINA for the subadvisory services (although the overall advisory fee rates each of the two Funds pays for advisory services has not changed).  Under the New Henderson Agreements, IMI pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first
$100,000,000 of net assets and 0.40% thereafter of the portion of each
Fund's average daily net assets managed by HGINA.  Henderson's existing portfolio management team continues to manage these two Funds.

The portions  of  the  "Portfolio  Management" section  of  the  Prospectus relating to the  portfolio manager  of the following  Funds are revised  as follows:

Ivy Developing Markets Fund, Ivy Global Fund, Ivy International Fund,  Ivy
International Value Fund  and Ivy Pacific  Opportunities Fund:  Thomas  A.
Mengel is primarily  responsible for the  management of the Ivy  Developing
Markets Fund, Ivy  Global Fund, Ivy  International Fund, Ivy  International
Value Fund  and Ivy  Pacific Opportunities Fund.  Mr. Mengel  has held  his responsibilities for these Funds  since December 17, 2002. Since May  1996,
Mr. Mengel has managed other investment companies for which Waddell &  Reed
Investment Management Company  ("WRIMCO"), an affiliate  of IMI, serves  as investment manager.  Mr. Mengel  is Senior  Vice  President of  IMI and  of
WRIMCO, Vice President of the Funds and Vice President of other  investment companies for which WRIMCO serves as investment manager.

Ivy Global Science  & Technology Fund:   Zachary F. Shafran is  primarily
responsible for  the management  of  the Ivy  Global Science  &  Technology
Fund. Mr. Shafran  has held  his Fund responsibilities  since December  17,
2002. Since  February  2001,  Mr.  Shafran  has  managed  other  investment companies for which  WRIMCO serves  as investment manager.  Mr. Shafran  is
Senior Vice President  of IMI and  of WRIMCO, Vice  President of the  Funds
and Vice President  of other investment  companies for which WRIMCO  serves as investment manager.  Mr. Shafran has served  as a portfolio manager  for
WRIMCO since  January 1996  and has  been  an employee  of WRIMCO  and  its predecessor since 1990.

Ivy Growth  Fund: Antonio  Intagliata is  primarily  responsible for  the management of  the  Ivy  Growth Fund.  Mr.  Intagliata  has held  his  Fund
responsibilities  since  December  17,  2002.  Since  November  1979,   Mr.
Intagliata has  managed  other  investment  companies  for  which  WRIMCO serves as investment  manager. Mr. Intagliata  is Senior Vice President  of
IMI and of WRIMCO, Vice President of the Funds and Vice President  of other investment companies for which  WRIMCO serves as investment manager.  Mr.
Intagliata has  served as the  portfolio manager  for investment  companies managed by WRIMCO and its predecessor  since February 1979 and has been  an employee of such since June 1973.

Ivy US Blue Chip Fund:  Paul P. Baran CFA , is  primarily responsible for the management of the Ivy US  Blue Chip Fund. Mr. Baran joined IMI in  June
1998 and has held his Fund  responsibilities since that time. He is  Senior
Vice President of IMI. From September 1987 to June 1998, Mr. Baran  was the
Chief Investment Officer of Central Fidelity National Bank.

Ivy US  Emerging  Growth  Fund:  Kimberly  A.  Scott  CFA,  is  primarily responsible for  the management  of the Ivy  US Emerging  Growth Fund.  Ms.
Scott has held  her Fund  responsibilities since December  17, 2002.  Since
February 2001,  Ms.  Scott has  managed  other investment  companies  for which WRIMCO  serves  as  investment  manager.  Ms. Scott  is  Senior  Vice
President of IMI,  Vice President  of WRIMCO, Vice  President of the  Funds
and Vice President of other investment companies for which WRIMCO  serves as investment  manager. Ms.  Scott  served as  an investment  analyst  with
WRIMCO from April  1999 to  February 2001. From  1994 to  1999, she was  an
equity analyst for Bartlett & Company.

Ivy Bond  Fund: James  C. Cusser CFA,  is primarily  responsible for  the
management  of  the   Ivy  Bond  Fund.  Mr.   Cusser  has  held  his   Fund
responsibilities since  December 17, 2002.  Since August  1992, Mr.  Cusser
has  managed  other  investment  companies  for  which  WRIMCO  serves   as
investment manager.  Mr. Cusser  is Senior  Vice  President of  IMI and  of
WRIMCO, Vice President of the Funds and Vice President of other  investment companies for which WRIMCO serves as investment manager.

Ivy Money Market  Fund: Mira Stevovich  CFA, is primarily responsible  for the management of the  Ivy Money Market Fund.  Ms. Stevovich has held her Fund responsibilities since  December 17, 2002.  Since May  1998, Ms.  Stevovich has managed  other  investment  companies  for  which  WRIMCO  serves  as investment manager. Ms.  Stevovich is  Senior Vice President  of IMI,  Vice
President of WRIMCO,  Vice President and  Assistant Treasurer of the  Funds
and Vice President and  Assistant Treasurer of other investment  companies for which WRIMCO  serves as investment  manager. Ms. Stevovich had  served as the  Assistant Portfolio  Manager for  investment  companies managed  by
WRIMCO and its predecessor since January  1989 and has been an employee  of such since March 1987.

                              [IVY FUNDS LOGO]

               Ivy International Growth Fund (the "Fund")

  Supplement Dated December 23, 2002 To Prospectus Dated April 30, 2002
                  (as supplemented on August 29, 2002)

On December 16, 2002, Waddell & Reed Financial, Inc. ("Waddell & Reed"),  a
U.S. mutual fund  firm, completed its  acquisition of the entire  operation of Mackenzie Investment Management  Inc. Ivy Management, Inc. ("IMI"),  the
Fund's investment  advisor,  and  Ivy  Mackenzie  Distributors,  Inc.,  the
Fund's distributor, are now indirect subsidiaries of Waddell & Reed.

Under the Investment  Company Act  of 1940, the  transaction resulted in  a change of control of IMI, and, therefore, constituted an assignment of  the
Fund's  business  management  and  investment  advisory  agreement,   which
resulted in a termination of  that agreement. At a meeting of  shareholders held on  December  10,  2002,  shareholders  of the  Fund  approved  a  new
investment  advisory  agreement.   The  new   agreement  is   substantially
identical in all respects to the agreement in effect prior to December  16,
2002 except  for the  dates of  execution  and termination  and other  non-
material changes.

The first sentence of the "Portfolio Management" section of the  Prospectus is deleted and replaced with the following:

Thomas A. Mengel is primarily  responsible for the management of the  Fund.
Mr. Mengel has held his  Fund responsibilities since December 17, 2002  and has managed  five  other  investment  companies  for which  IMI  serves  as investment manager  since the  same date. Since  May 1996,  Mr. Mengel  has managed other  investment companies  for which  Waddell  & Reed  Investment
Management Company ("WRIMCO"),  an affiliate of  IMI, serves as  investment manager. Mr. Mengel  is Senior Vice  President of IMI  and of WRIMCO,  Vice
President of  the  Fund  and  of  Ivy Fund  and  Vice  President  of  other investment companies for which WRIMCO serves as investment manager.

[IVY FUNDS LOGO]

Ivy Cundill Global Value Fund

Ivy Developing Markets Fund

Ivy European Opportunities Fund

Ivy Global Fund

Ivy Global Natural Resources Fund

Ivy Global Science & Technology Fund

Ivy International Fund

Ivy International Small Companies Fund

Ivy International Value Fund

Ivy Pacific Opportunities Fund

Ivy Growth Fund

Ivy US Blue Chip Fund

Ivy US Emerging Growth Fund

Ivy Bond Fund

Ivy Money Market Fund

Each, a series of Ivy Fund (the "Funds")

Supplement Dated December 23, 2002 To

Statements of Additional Information Dated April 30, 2002

On December 16, 2002, Waddell & Reed Financial, Inc. ("Waddell & Reed"), a U.S. mutual fund firm, completed its acquisition of the entire operation of Mackenzie Investment Management Inc. ("MIMI"). Ivy Management, Inc. ("IMI"), which provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund, and Ivy Mackenzie Distributors, Inc. ("IMDI"), the Funds' distributor, are now indirect subsidiaries of Waddell & Reed.

Under the Investment Company Act of 1940, the transaction resulted in a change of control of IMI, and, therefore, constituted an assignment of the Funds' business management and, for all Funds other than Ivy Global Natural Resources Fund, investment advisory agreements and, for Ivy Cundill Global Value Fund, Ivy European Opportunities Fund and Ivy International Small Companies Fund, subadvisory agreements, which resulted in a termination of those agreements. At meetings of shareholders held on December 10, 2002, shareholders of the Funds approved new business management and, if applicable, investment advisory agreements and subadvisory agreements. The new agreements are substantially identical in all respects to the agreements in effect prior to December 16, 2002 except for the dates of execution and termination and other non-material changes, with the exception of the new agreements between IMI, Henderson Global Investors (North America) Inc. ("HGINA") and Henderson Investment Management Ltd. ("Henderson") with respect to Ivy European Opportunities Fund and Ivy International Small Companies Fund (the "New Henderson Agreements"). Under the New Henderson Agreements, HGINA will act as subadviser to IMI for these two Funds. Henderson, the two Funds' former subadviser, continues as a subadviser, but pursuant to a subadvisory agreement with HGINA instead of with IMI. The New Henderson Agreements also increased the subadvisory fee rates that IMI pays to HGINA for the subadvisory services (although the overall advisory fee rates each of the two Funds pays for advisory services has not changed). Under the New Henderson Agreements, IMI pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of each Fund's average daily net assets managed by HGINA. Henderson's existing portfolio management team continues to manage these two Funds.

IMI is a wholly owned subsidiary of Ivy Acquisition Corporation ("IAC"), 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432. IAC is a wholly owned subsidiary of Waddell & Reed, which is located at 6300 Lamar Avenue, Overland Park, Kansas 66202.

Effective December 17, 2002, IAC assumed all of MIMI's duties under the Fund Accounting Services Agreement and the Administrative Services Agreement.

This second paragraph under "Trustees and Officers" and the tables and footnotes following that paragraph are revised in their entirety to read as follows:

The address for each Trustee and Executive Officer in the following tables is 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432. Each Trustee and Officer serves an indefinite term, until he or she dies, resigns or becomes disqualified. The non-Independent Trustees (as defined below) and Executive Officers of the Trust and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Ivy Funds Overseen	Other Directorships Held
Keith A. Tucker* (57)	Trustee and Chairman	Trustee since December 16, 2002	Chairman of the Board, Director and CEO of Waddell & Reed; Chairman of the Board of Waddell & Reed, Inc. ("WRI") (underwriter); Chairman of the Board and Director of Waddell & Reed Investment Management Co. ("WRIMCO"); Chairman of the Board and Director of Waddell & Reed Services Co.; President and CEO of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Waddell & Reed Development, Inc.; Chairman of the Board of Waddell & Reed Distributors, Inc.	16

Chairman of the Board and Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Chairman of the Board and Director of W&R Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of W&R Target Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Henry J. Herrmann* (60)	Trustee and President	Trustee since December 16, 2002	Chairman of the Board, CEO and President of IMI and IAC; President, Chief Investment Officer and Director of Waddell & Reed; President and CEO of WRIMCO; Chief Investment Officer of WRIMCO; Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Executive Vice President of Waddell & Reed Financial Services, Inc.; formerly, Chairman of the Board of Austin, Calvert & Flavin, Inc.	16

Chairman of the Board and Director, Ivy Mackenzie Services Corporation; Director of WRI; Director of Waddell & Reed Development, Inc.; Director of Waddell & Reed Services Co.; Director of Austin Calvert & Flavin, Inc.; Director and President of Waddell & Reed Advisors Funds (20 portfolios overseen); Director and President of W&R Funds, Inc. (12 portfolios overseen); Director and President of W&R Target Funds, Inc. (12 portfolios overseen); Director and President of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Keith J. Carlson (45)	Principal Executive Officer	Appointed December 17, 2002	Director, CEO and President, IMDI; formerly, Trustee and Chairman of the Trust; formerly, Director, Chairman and Senior Vice President of IMI; formerly, Director, President and Chief Executive Officer of MIMI; formerly, Director, President and Chairman of Ivy Mackenzie Services Corp.	16	None.
Kristen A. Richards (35)	Secretary and Vice President	Appointed December 17, 2002	Vice President, Associate General Counsel and Chief Compliance Officer of IAC, IMI and WRIMCO; Vice President, Secretary and Associate General Counsel of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.; formerly Assistant Secretary of each of those funds; formerly, Compliance Officer of WRIMCO.	16	None.
Beverly J. Yanowitch (52)	Treasurer	1 year	Senior Vice President, Chief Financial Officer and Treasurer of IAC, IMI and Ivy Mackenzie Services Corporation; Senior Vice President, Treasurer and Director, IMDI; formerly, Vice President, Chief Financial Officer and Treasurer of MIMI.	16	None.

* Trustees considered by the Trust and its counsel to be "interested persons" (as defined in the 1940 Act) of the Funds or of their investment manager because of their employment by Waddell & Reed or its subsidiaries.

The Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees") and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Ivy Funds Overseen	Other Directorships Held
Jarold W. Boettcher (62)	Trustee	Trustee since December 16, 2002	President of Boettcher Enterprises, Inc. (diversified agricultural products and services); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor).	16	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett (52)	Trustee	Trustee since December 16, 2002	CEO of PacPizza, Inc.; Secretary of Street Homes, LLP; formerly, President of Alien, Inc. (real estate development).	16	Director of Collins Financial Services.
Joseph Harroz, Jr. (35)	Trustee	Trustee since December 16, 2002	General Counsel, University of Oklahoma, Cameron University and Rogers State University; University-wide Vice President of the University of Oklahoma; Adjunct Professor of Law, University of Oklahoma College of Law; Managing Member, Harroz Investment, LLC (commercial real estate); Managing Member, JHJ Investments, LLC (commercial real estate).	16

Co-Lead Independent Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Co-Lead Independent Director of W&R Target Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of W&R Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Glendon E. Johnson, Jr. (51)	Trustee	Trustee since December 16, 2002	Of Counsel, Lee & Smith, PC (law firm); Member/Manager, Castle Valley Ranches, LLC, formerly Partner, Kelley, Drye & Warren LLP (law firm).	16	None.
Eleanor B. Schwartz (65)	Trustee	Trustee since December 16, 2002	Professor of Business Administration, University of Missouri-Kansas City; formerly, Chancellor of University of Missouri-Kansas City.	16

Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Director of W&R Target Funds, Inc. (12 portfolios overseen); Director of W&R Funds, Inc. (12 portfolios overseen); Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Michael G. Smith (58)	Trustee	Trustee since December 16, 2002	Associated with Graue Mill Partners, LLC; formerly, Managing Director-Institutional Sales, Merrill Lynch.	16	None.
Edward M. Tighe (60)	Trustee	3 years	Chairman, CEO and Director of JBE Technology Group, Inc. (telecommunications and computer network consulting); President of Global Mutual Fund Services.; President and CEO of Global Technology.	16	Director of Hansberger Institutional Funds (2 portfolios overseen); Director of Asgard Holding, LLC.

Each of the foregoing Trustees other than Mr. Edward Tighe was elected at a shareholder meeting held on December 10, 2002 and became a Trustee upon the closing of the acquisition of IAC by Waddell & Reed on December 16, 2002.

The following sentences are added after the first table under "Compensation Table" under "Trustees and Officers":

Trustee Compensation and Share Ownership. None of the currently serving Trustees other than Mr. Tighe received any compensation from the Funds for the fiscal year ended December 31, 2001.

As of December 31, 2001, none of the currently serving Trustees other than Mr. Tighe owned any shares of any of the Funds.

[IVY FUNDS LOGO]

Ivy International Growth Fund (the "Fund")

Supplement Dated December 23, 2002 To
Statement of Additional Information Dated April 30, 2002

On December 16, 2002, Waddell & Reed Financial, Inc. ("Waddell & Reed"), a U.S. mutual fund firm, completed its acquisition of the entire operation of Mackenzie Investment Management Inc. ("MIMI"). Ivy Management, Inc. ("IMI"), which provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund, and Ivy Mackenzie Distributors, Inc. ("IMDI"), the Funds' distributor, are now indirect subsidiaries of Waddell & Reed.

Under the Investment Company Act of 1940, the transaction resulted in a change of control of IMI, and, therefore, constituted an assignment of the Fund's business management and investment advisory agreement, which resulted in a termination of that agreement. At a meeting of shareholders held on December 10, 2002, shareholders of the Fund approved a new investment advisory agreement. The new agreement is substantially identical in all respects to the agreement in effect prior to December 16, 2002 except for the dates of execution and termination and other non-material changes.

IMI is a wholly owned subsidiary of Ivy Acquisition Corporation ("IAC"), 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432. IAC is a wholly owned subsidiary of Waddell & Reed, which is located at 6300 Lamar Avenue, Overland Park, Kansas 66202.

Effective December 17, 2002, IAC assumed all of MIMI's duties under the Fund Accounting Services Agreement and the Administrative Services Agreement.

This second paragraph under "Trustees and Officers" and the tables and footnotes following that paragraph are revised in their entirety to read as follows:

The address for each Trustee and Executive Officer in the following tables is 925 South Federal Highway, Suite 600, Boca Raton, Florida 33432. Each Trustee and Officer serves an indefinite term, until he or she dies, resigns or becomes disqualified. The non-Independent Trustees (as defined below) and Executive Officers of Ivy Fund (the "Trust") and the Fund and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Ivy Funds Overseen	Other Directorships Held
Keith A. Tucker* (57)	Trustee and Chairman	Trustee since December 16, 2002	Chairman of the Board, Director and CEO of Waddell & Reed; Chairman of the Board of Waddell & Reed, Inc. ("WRI") (underwriter); Chairman of the Board and Director of Waddell & Reed Investment Management Co. ("WRIMCO"); Chairman of the Board and Director of Waddell & Reed Services Co.; President and CEO of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Waddell & Reed Development, Inc.; Chairman of the Board of Waddell & Reed Distributors, Inc.	16

Chairman of the Board of Waddell & Reed Advisors Funds (20 portfolios overseen); Chairman of the Board of W&R Funds, Inc. (12 portfolios overseen); Chairman of the Board of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Henry J. Herrmann* (60)	Trustee and President	Trustee since December 16, 2002	Chairman of the Board, Director, CEO and President of IMI and IAC; President, Chief Investment Officer and Director of Waddell & Reed; President, CEO and Chief Investment Officer of WRIMCO; Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Executive Vice President of Waddell & Reed Financial Services, Inc.; formerly, Chairman of the Board of Austin, Calvert & Flavin, Inc.	16

Director of WRI; Director of Waddell & Reed Development, Inc.; Director of Waddell & Reed Services Co.; Director of Austin Calvert & Flavin, Inc.; Director and President of Waddell & Reed Advisors Funds (20 portfolios overseen); Director and President of W&R Funds, Inc. (12 portfolios overseen); Director and President of W&R Target Funds, Inc. (12 portfolios overseen); Director and President of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Keith J. Carlson (45)	Principal Executive Officer	Appointed December 17, 2002	Director, CEO and President, IMDI; formerly, Trustee and Chairman of the Trust; formerly, Director, Chairman and Senior Vice President of IMI; formerly, Director, President and Chief Executive Officer of Mackenzie Investment Management Inc. ("MIMI"); formerly, Director, President and Chairman of Ivy Mackenzie Services Corp.	16	None.
Kristen A. Richards (35)	Secretary and Vice President	Appointed December 17, 2002	Vice President, Associate General Counsel and Chief Compliance Officer of IAC, IMI and WRIMCO; Vice President, Secretary and Associate General Counsel of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.; formerly Assistant Secretary of each of those funds; formerly, Compliance Officer of WRIMCO.	16	None.
Beverly J. Yanowitch (52)	Treasurer	1 year	Senior Vice President, Chief Financial Officer and Treasurer of IAC, IMI and Ivy Mackenzie Services Corp.; Senior Vice President, Treasurer and Director, IMDI; formerly, Vice President, Chief Financial Officer and Treasurer of MIMI.	16	None.

* Trustees considered by the Trust and its counsel to be "interested persons" (as defined in the 1940 Act) of the Funds or of their investment manager because of their employment by Waddell & Reed or its subsidiaries.

The Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees") and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Ivy Funds Overseen	Other Directorships Held
Jarold W. Boettcher (62)	Trustee	Trustee since December 16, 2002	President of Boettcher Enterprises, Inc. (diversified agricultural products and services); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor).	16	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett (52)	Trustee	Trustee since December 16, 2002	CEO of PacPizza, Inc.; Secretary of Street Homes, LLP; formerly, President of Alien, Inc. (real estate development).	16	Director of Collins Financial Services.
Joseph Harroz, Jr. (35)	Trustee	Trustee since December 16, 2002	General Counsel, University of Oklahoma, Cameron University and Rogers State University; University-wide Vice President of the University of Oklahoma; Adjunct Professor of Law, University of Oklahoma College of Law; Managing Member, Harroz Investment, LLC (commercial real estate); Managing Member, JHJ Investments, LLC (commercial real estate).	16

Co-Lead Independent Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Co-Lead Independent Director of W&R Target Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of W&R Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Glendon E. Johnson, Jr. (51)	Trustee	Trustee since December 16, 2002	Of Counsel, Lee & Smith, PC (law firm); Member/Manager, Castle Valley Ranches, LLC, formerly Partner, Kelley, Drye & Warren LLP (law firm).	16	None.
Eleanor B. Schwartz (65)	Trustee	Trustee since December 16, 2002	Professor of Business Administration, University of Missouri—Kansas City; formerly, Chancellor of University of Missouri—Kansas City.	16

Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Director of W&R Target Funds, Inc. (12 portfolios overseen); Director of W&R Funds, Inc. (12 portfolios overseen); Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Michael G. Smith (58)	Trustee	Trustee since December 16, 2002	Associated with Graue Mill Partners, LLC; formerly, Managing Director—Institutional Sales, Merrill Lynch.	16	None.
Edward M. Tighe (60)	Trustee	3 years	Chairman, CEO and Director of JBE Technology Group, Inc. (telecommunications and computer network consulting); President of Global Mutual Fund Services.; President and CEO of Global Technology.	16	Director of Hansberger Institutional Funds (2 portfolios overseen); Director of Asgard Holding, LLC.

Each of the foregoing Trustees other than Mr. Edward Tighe was elected at a shareholder meeting held on December 10, 2002 and became a Trustee upon the closing of the acquisition of IAC by Waddell & Reed on December 16, 2002.

The following sentences are added after the first table under "Compensation Table" under "Trustees and Officers":

Trustee Compensation and Share Ownership. None of the currently serving Trustees other than Mr. Tighe received any compensation from the Funds for the fiscal year ended December 31, 2001.

As of December 31, 2001, none of the currently serving Trustees other than Mr. Tighe owned any shares of any of the Funds.